Legal proceedings (Details) € in Millions	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2025 lawsuit	Nov. 30, 2024 question	Sep. 30, 2022 EUR (€)	Jun. 30, 2025 EUR (€) classAction civilProceedings	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed				€ 587
Lawsuit in favor of ING | lawsuit	4
Claims Regarding Mortgage Loans In Swiss Franc In Poland
Disclosure of Legal Proceedings [line items]
Number of new preliminary question | question		7
Number of separate civil proceeding | civilProceedings				2
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision					€ 180
Increase in legal proceedings provision			€ 75
SPAIN
Disclosure of Legal Proceedings [line items]
Class actions filed | classAction				3
Class actions where agreement was reached | classAction				1